Payable To Investors Of Consolidated Structured Entities - Summary of Payable To Investors of Consolidated Structured Entities (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Payable To Investors of Consolidated Structured Entities [Abstract]
Payable to investors of consolidated trust plans	¥ 28,921,222	¥ 42,795,624
Total	¥ 28,921,222	¥ 42,795,624